Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of Components of Income Tax Expense (Benefit)
	2016	2015
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(1,367,488)	(1,605,319)
State	(150,246)	(176,377)
Foreign	7,128	2,419
Change in valuation allowance	1,510,606	1,779,277
	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
	2016	2015

Tax expense (benefit) at statutory rate	$(2,253,664)	$(1,683,600)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(160,335)	(119,778)
Non-deductible (gain) loss on warrant valuation adjustment	665,719	(19,895)
Income from foreign subsidiaries	17,077	12,330
Deferred tax true up	—	1,803,402
Change in valuation allowance - United States	1,510,606	(24,125)
Other	220,597	31,666
Income tax expense (benefit)	$—	$—

Schedule of Deferred Tax Assets and Liabilities
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$27,839,703	$26,451,449
Net operating loss carryforwards - foreign	120,451	127,578
Excess of tax basis over book value of
property and equipment	13,933	20,158
Excess of tax basis over book value
of intangible assets	447,626	443,597
Stock-based compensation	2,038,638	1,834,172
Accrued employee compensation	24,030	90,442
Captialized equity costs	75,471	75,471
Inventory reserve	28,777	35,156
	30,588,629	29,078,023
Valuation allowance	(30,588,629)	(29,078,023)
Net deferred tax assets	$—	$—